Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Compensation and benefits	$ 6,916	$ 4,800
External research and development expenses	6,726	3,623
Professional services	1,083	1,795
Other liabilities	772	501
Accrued expenses and other liabilities	$ 15,497	$ 10,719